Investments	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

The amortized cost and fair value of securities available for sale are as follows:

	As of December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$106,977	$706	$(5,578)	$102,105
Available for sale securities	$106,977	$706	$(5,578)	$102,105

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Asset-backed securities	$510,666	$21,608	$(119)	$532,155
Mortgage-backed securities	60,943	2,046	(397)	62,592
Available for sale securities	$571,609	$23,654	$(516)	$594,747

As of December 31, 2013, there were 20 of 33 separate mortgage-backed securities with unrealized losses in our investment portfolio. Ten of the 20 securities in a net loss position were issued under Ginnie Mae programs that carry a full faith and credit guarantee from the U.S. Government. The remaining securities in a net loss position carry a principal and interest guarantee by Fannie Mae. As of December 31, 2012, there were two separate mortgage-backed securities with unrealized losses in our investment portfolio. Both securities were issued by Ginnie Mae, which carries an unconditional principal and interest guarantee backed by the full faith and credit of the U.S. Government. We have the ability and the intent to hold these securities for a period of time sufficient for the market price to recover to at least the adjusted amortized cost of the security.
The expected payments on mortgage-backed securities may not coincide with their contractual maturities because borrowers have the right to prepay certain obligations. Accordingly, these securities are not included in a maturities distribution.
As of December 31, 2013, the amortized cost and fair value of securities, by contractual maturities, were as follows:

Year of Maturity	Amortized Cost	Estimated Fair Value
2038	$1,005	$1,073
2039	14,409	15,047
2042	30,580	27,571
2043	60,983	58,414
Total	$106,977	$102,105

In October 2013, we sold our asset-backed security portfolio for a gain of $63,813, and as such, we no longer hold asset-backed securities in our investment portfolio.

The asset-backed and mortgage-backed securities have been pledged to the FRB as collateral against any advances and accrued interest under the Primary Credit program or any other program sponsored by the FRB. We had $0 and $628,698 par value of asset-backed and $103,049 and $58,406 par value of mortgage-backed securities pledged to this borrowing facility at December 31, 2013 and 2012, respectively, as discussed further in Note 8, “Borrowed Funds.”